Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of consideration paid for acquisition	The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand		2023
Total fair value of investment in Century prior to acquisition		730
Fair value of original investment in Century[1]		357
Consideration paid for investment in associate[2]	18.4	373
Cash consideration paid to obtain control[3]		194
Total consideration		924
1This represents Sibanye-Stillwater's 19.89% investment in Century acquired in 2021. Sibanye-Stillwater held 26,184,675 shares which were revalued at A$1.1 per share, being the offer price for the take-over, directly before the acquisition of Century. A fair value gain of R99 million was recognised in fair value adjustment on other investments as detailed in other comprehensive income
2This represents 27,245,481 shares purchased by Sibanye-Stillwater at A$1.1 per share on 21 February 2023 for a cash consideration of A$30 million (R373 million). With this share purchase Sibanye-Stillwater obtained an additional 20.69% interest in Century, resulting in a total shareholding of 40.58% prior to the acquisition date
3The cash consideration paid to obtain control was for the purchase of 14,257,682 shares at A$1.1 per share on 22 February 2023, amounting to A$15.7 million (R194 million)
and an additional 9.57% interest in Century, resulting in a total shareholding of 50.15%
The table below summarises the value of the consideration paid and NCI recognised at the date of acquisition:

Figures in million – SA rand	2023
Consideration	924
Fair value of identifiable net assets acquired	(1,843)
NCI[1]	(919)
1.The amount recognised as NCI represents the NCI holders' effective proportionate share (49.85%) in the fair value of the identifiable net assets acquired
The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand	Note	2023
Cash consideration		—	*
Fair value of previously held interest[1]	19	2,354
Total contingent consideration		1,433
Contingent consideration related to delivery of agreed ounces[2]		333
Contingent consideration related to AAP receivable portion[3]		1,100
Total consideration		3,787
*Cash consideration of R1
1The fair value of the previously held interest in the Kroondal joint operation includes cash and cash equivalents of R489 million. The remeasurement of the Group's previous interest in Kroondal resulted in a gain of R298 million, which is included in other income (see note 19 and 8.2)
2    Sibanye-Stillwater agreed to pay RPM a contingent consideration based on a percentage of the cumulative pre-tax cash flows of the Kroondal PSA (effective 1
November 2023) until the total 1,350,000 4E ounces (on a 100% basis) are delivered to RPM (agreed PSA ounces). At the effective date, approximately 204,517 4E ounces were still outstanding in terms of the Kroondal PSA and will continue to be delivered under the terms of the purchase of concentrate (PoC) arrangement. The percentage is determined based on a sliding scale/specific ranges of the PGM basket price included in the sale agreement. Sibanye-Stillwater will not make any payment to RPM if the cumulative pre-tax cash flows of the Kroondal PSA is negative. The contingent consideration at the effective date was calculated using an average 4E PGM basket price of R20,703/4Eoz and a discount rate of 10.76%. A 10% change in the average 4E PGM basket price will result in an undiscounted R127 million change to the contingent consideration. The contingent consideration is subsequently measured at fair value with movements recognised in profit or loss. The liability at 31 December
2023 amounted to R300 million with a fair value gain of R33 million recognised in profit or loss (see note 22.2)
3    Sibanye-Stillwater agreed to pay RPM an amount equal to 50% of the amount receivable from RPM at the end of the final measurement period in respect of the agreed
PSA ounces in footnote 2 above (agreed PSA ounces receivable). The amount receivable relates to a Kroondal PSA PGM concentrate sale agreement between Sibanye-
Stillwater and RPM. RPM will withhold 50% of each payment of the agreed PSA ounces receivable until the payment is made in full. Sibanye-Stillwater determined the contingent consideration at effective date as 50% of the agreed PSA ounces receivable and was calculated using an average 4E PGM basket price of R22,495/4Eoz and a discount rate of 10.76%. A 10% change in the average 4E PGM basket price will result in an undiscounted R123 million change to the contingent consideration.  The contingent consideration is subsequently measured at fair value with movements recognised in profit or loss. The contingent consideration liability at 31 December 2023 amounted to R1,270 million with a fair value loss of R170 million recognised in profit or loss (see note 22.2)
The table below summarises the value of the consideration paid and gain recognised at the date of acquisition:

Figures in million – SA rand	2023
Consideration	3,787
Fair value of identifiable net assets acquired	(4,685)
Gain on acquisition	(898)

Schedule of identifiable assets acquired and liabilities assumed in acquisition	The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2023
Property, plant and equipment[2]	14	4,610
Right-of-use assets[1]	15	293
Other receivables[1]		142
Environmental rehabilitation obligation funds[1]	21	329
Inventories[1,2]		422
Trade and other receivables[1]		262
Cash and cash equivalents[1,3]		418
Lease liabilities[1]	29	(315)
Environmental rehabilitation obligation and other provisions[2]	30	(2,363)
Other payables[1,2]		(863)
Borrowings[1]	28	(3)
Deferred revenue[1]	32	(198)
Trade and other payables[1]		(606)
Tax and royalties payable[1]	11.4	(285)
Fair value of identifiable net assets acquired		1,843
1Carrying value approximate fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was based on an income approach consisting of a discounted cash flow model, and where necessary, fair values were limited to the relevant depreciated replacement cost
•The fair value of inventories in respect of zinc concentrate was based on an assessment of net realisable value
•The fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure
•The fair value of a financial liability, included in other payables, was based on an income approach consisting of a discounted cash flow model
•The fair value of a zinc hedge liability, included in other payables, was valued through a third party module based on the specifications of the existing hedge agreements and utilising relevant LME price inputs
3The transaction results in net cash acquired of R224 million based on cash and cash equivalents acquired of R418 million and cash consideration paid of R194 million
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2023
Property, plant and equipment[2]	14	2,093
Right-of-use assets[1]	15	4
Environmental rehabilitation obligation funds[1]	21	287
Inventories[1]		194
Trade and other receivables[1]		3,462
Cash and cash equivalents[1,3]		920
Environmental rehabilitation obligation and other provisions[2]	30	(873)
Deferred tax liabilities[4]	11.3	(348)
Other payables[1]		(5)
Cash-settled share-based payment obligations[1]	6.6	(31)
Trade and other payables[1]		(1,018)
Fair value of identifiable net assets acquired[2]		4,685
1Carrying value approximates fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was based on an income approach consisting of a discounted cash flow model, and where relevant, fair values were limited to the relevant depreciated replacement cost
•The fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure
3    The transaction results in net cash acquired of R431 million based on total fair value of cash and cash equivalents acquired of R920 million,  excluding the fair value of cash and cash equivalents included in Sibanye-Stillwater's previously held proportionally consolidated interest in Kroondal amounting to R489 million and cash consideration paid of R1
4 Not within the IFRS 3 measurement scope and therefore measured in accordance with the requirements of IAS 12
Schedule of consideration paid for asset acquisition	The table below summarises the value of the consideration paid the date of acquisition:

Figures in million – SA rand	2023
Consideration[1]	261
1  The consideration includes transaction costs amounting to A$6 million (R75 million), which was not settled at 31 December 2023
The following table summarises the allocation of the gross purchase consideration to identifiable assets and liabilities:

Figures in million – SA rand	Notes	2023
Property, plant and equipment	14	556
Trade and other receivables		20
Cash and cash equivalents[1]		2
Inventories		53
Borrowings	28	(3)
Environmental rehabilitation obligation and other provisions	30	(340)
Trade and other payables		(27)
Total purchase consideration allocated on relative fair value basis		261
1  The transaction results in net cash paid of R184 million

Schedule of cash received (paid) on acquisition of subsidiaries	The table below provides a summary of the net cash received/(paid) on acquisition of subsidiaries, Century, Kroondal and CMT during the year ended 31 December 2023:

Figures in million – SA rand	2023
Century acquisition, net of cash acquired	224
Cash consideration paid on effective date	(194)
Cash and cash equivalents acquired	418

Kroondal acquisition, net of cash acquired	431
Cash consideration paid	—	*
Cash and cash equivalents acquired	431

CMT asset acquisition	(184)
Cash consideration paid	(186)
Cash and cash equivalents acquired	2

Total acquisition of subsidiaries, net of cash acquired	471
*Cash consideration of R1